UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:1-800-242-5742

                    DATE OF FISCAL YEAR END: JANUARY 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      FACE AMOUNT      VALUE
DESCRIPTION                                              (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 53.9%
    U.S. Treasury Bills (A)
          2.906%, 11/03/05                            $    60,000   $    59,990
          3.249%, 11/17/05                                 50,000        49,926
          3.581%, 12/15/05                                 20,000        19,913
          3.390%, 12/22/05                                 25,000        24,879
          3.776%, 01/19/06                                 25,000        24,795
    U.S. Treasury Note
          1.875%, 12/31/05                                 25,000        24,930
--------------------------------------------------------------------------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $ 204,433)                    204,433
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B)-- 46.3%
    Deutsche Bank
      3.950%, dated 10/31/05, to be
      repurchased on 11/01/05,
      repurchase price $90,725,697
      (collateralized by U.S.
      Treasury Notes, ranging
      in par value
      $2,108,000-$3,546,000
      2.375%-4.375%,
      08/15/06-08/15/14; total
      market value $93,430,000)                            90,716        90,716
    JPMorgan Chase
      3.920%, dated 10/31/05, to be
      repurchased on 11/01/05,
      repurchase price $85,009,129
      (collateralized by U.S.
      Treasury Notes, ranging
      in par value
      $36,625,000-$48,626,000,
      1.625%-4.750%,
      02/28/06-05/15/14; total
      market value $86,703,134)                            85,000        85,000
--------------------------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENTS (COST $175,716)                         175,716
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.2% (COST $380,149)+                    $   380,149
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $379,266 (000s).

(A) The rate reported is the effective yield at time of purchase.

(B) Tri-party Repurchase Agreement

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost. Cost figures are shown with "000s" omitted.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
DESCRIPTION                                                 (000)       (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 37.1%
    Aerospace & Defense -- 1.2%
        General Dynamics
          4.500%, 08/15/10                                $  1,000     $    984
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                               984
--------------------------------------------------------------------------------
    Agriculture -- 2.2%
        Cargill 144A
          4.375%, 06/01/13                                   2,000        1,893
--------------------------------------------------------------------------------
    TOTAL AGRICULTURE                                                     1,893
--------------------------------------------------------------------------------
    Automotive -- 4.7%
        DaimlerChrysler Holding
          6.400%, 05/15/06                                   2,000        2,016
        General Motors
          7.100%, 03/15/06                                     750          749
        General Motors Acceptance
          6.125%, 08/28/07                                   1,250        1,231
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                                      3,996
--------------------------------------------------------------------------------
    Banks -- 3.6%
        Bank One
          6.500%, 02/01/06                                   2,000        2,010
        US Bancorp MTN
          2.750%, 03/30/06                                   1,000          993
--------------------------------------------------------------------------------
    TOTAL BANKS                                                           3,003
--------------------------------------------------------------------------------
    Chemicals -- 2.4%
        Dow Chemical
          6.000%, 10/01/12                                    1,000       1,046
        E.I. Du Pont de Nemours
          4.125%, 04/30/10                                    1,000         966
--------------------------------------------------------------------------------
    TOTAL CHEMICALS                                                       2,012
--------------------------------------------------------------------------------
    Electrical Services & Equipment -- 3.7%
        Central Power & Light, MBIA Insured
          7.125%, 02/01/08                                   1,000        1,045
        Pacificorp
          6.900%, 11/15/11                                     793          866
        PSEG Power LLC
          3.750%, 04/01/09                                   1,300        1,240
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL SERVICES & EQUIPMENT                                 3,151
--------------------------------------------------------------------------------
    Financial Services -- 8.4%
        American General Finance MTN, Ser F
          5.910%, 06/12/06                                     500          504
        Bear Stearns
          3.000%, 03/30/06                                   1,000          994
        Boeing Capital
          6.500%, 02/15/12                                   1,000        1,075
        Countrywide Home Loans MTN
          4.125%, 09/15/09                                   1,000          961
        First Data
          3.375%, 08/01/08                                     400          385
        Ford Motor Credit
          7.375%, 02/01/11                                     650          610
          6.500%, 01/25/07                                   1,000          988
        General Electric Capital MTN, Ser A
          6.875%, 11/15/10                                     500          539
        Lehman Brothers Holdings
          7.000%, 02/01/08                                   1,000        1,044
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                              7,100
--------------------------------------------------------------------------------
    Food, Beverage & Tobacco -- 0.6%
        Campbell Soup
          6.750%, 02/15/11                                     500          538
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                          538
--------------------------------------------------------------------------------
    Oil Drilling & Refining -- 2.4%
        ENSCO International
          6.750%, 11/15/07                                   1,000        1,034

--------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
DESCRIPTION                                                 (000)       (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
    Oil Drilling & Refining -- continued
        Marathon Oil
          5.375%, 06/01/07                                $  1,000     $  1,007
--------------------------------------------------------------------------------
    TOTAL OIL DRILLING & REFINING                                         2,041
--------------------------------------------------------------------------------
    Oil Exploration & Production -- 1.0%
        Anadarko Petroleum
          5.000%, 10/01/12                                     850          836
--------------------------------------------------------------------------------
    TOTAL OIL EXPLORATION & PRODUCTION                                      836
--------------------------------------------------------------------------------
    Retail -- 1.8%
        Target
          5.375%, 06/15/09                                     500          508
        Wal-Mart Stores
          4.000%, 01/15/10                                   1,000          964
--------------------------------------------------------------------------------
    TOTAL RETAIL                                                          1,472
--------------------------------------------------------------------------------
    Semi-Conductors & Instruments -- 1.8%
        Texas Instruments
          6.125%, 02/01/06                                   1,500        1,506
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                   1,506
--------------------------------------------------------------------------------
    Telephones & Telecommunication -- 2.7%
        Alltel
          6.500%, 11/01/13                                   1,000        1,067
        AT&T
          5.875%, 08/15/12                                   1,000        1,023
        Verizon Global Funding
          4.000%, 01/15/08                                     200          196
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                                  2,286
--------------------------------------------------------------------------------
    Utilities -- 0.6%
        Alabama Power, Ser G
          5.375%, 10/01/08                                     500          506
--------------------------------------------------------------------------------
    TOTAL UTILITIES                                                         506
--------------------------------------------------------------------------------
    TOTAL CORPORATE BONDS (COST $31,785)                                 31,324
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.1%
    U.S. Treasury Bond
          5.375%, 02/15/31                                   1,240        1,352
    U.S. Treasury Notes
          6.625%, 05/15/07                                     550          569
          4.875%, 02/15/12                                   1,250        1,275
          4.250%, 08/15/14                                   4,000        3,906
          4.250%, 11/15/14                                   4,500        4,390
          3.500%, 12/15/09                                   3,000        2,892
          3.500%, 02/15/10                                   1,000          962
          3.375%, 02/28/07                                   2,000        1,974
          3.125%, 05/15/07                                     500          491
--------------------------------------------------------------------------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $18,129)                        17,811
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.9%
    FFCB
          4.450%, 06/01/15                                   2,500        2,407
    FHLB
          4.000%, 11/13/09                                   2,000        1,943
          3.732%, 11/14/05 (A)                               4,000        3,994
    FHLMC
          5.500%, 07/15/06                                   3,000        3,023
          4.375%, 07/17/15                                   3,000        2,871
    FNMA
          5.500%, 03/15/11                                   1,500        1,546
          5.250%, 08/01/12                                   1,000        1,007
--------------------------------------------------------------------------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS(COST $17,043)               16,791
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         FACE AMOUNT    VALUE
DESCRIPTION                                             (000)/SHARES    (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 17.1%
    FHLMC
        7.000%, 12/01/06                                 $        2    $      2
        7.000%, 12/01/14                                         12          13
        7.000%, 04/01/15                                         25          26
        5.000%, 10/01/16                                        683         675
    FHLMC, Ser 2595, Cl AJ
        3.500%, 02/15/14                                        322         319
    FNMA
        7.500%, 04/01/15                                         --          --
        7.500%, 12/01/30                                         33          35
        7.000%, 12/01/06                                          4           4
        7.000%, 07/01/07                                          7           7
        7.000%, 12/01/09                                         16          16
        6.500%, 01/01/32                                        381         392
        5.500%, 06/01/25                                      2,769       2,749
        5.500%, 10/01/34                                        894         882
        5.000%, 10/01/18                                        633         625
        5.000%, 12/01/18                                        762         752
        4.500%, 07/01/18                                      1,426       1,382
        4.000%, 09/01/10                                      1,274       1,237
    GNMA
        7.500%, 08/15/12                                         22          24
        7.500%, 09/15/13                                         19          20
        7.500%, 12/20/29                                          7           7
        6.500%, 06/15/08                                          2           2
        6.500%, 10/15/08                                          3           3
        6.500%, 09/15/13                                         58          61
        6.500%, 04/15/14                                         23          24
        6.500%, 03/15/31                                         59          62
        6.500%, 07/15/31                                        600         623
        5.000%, 09/15/17                                        487         484
        5.000%, 12/15/17                                        649         646
        5.000%, 10/15/18                                         59          59
        5.000%, 11/15/18                                         61          61
        5.000%, 01/15/19                                      1,206       1,200
        5.000%, 03/15/33                                         87          85
        5.000%, 04/15/33                                         32          32
        5.000%, 06/15/33                                        103         100
        4.500%, 02/15/20                                      1,832       1,785
--------------------------------------------------------------------------------
    TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS
    (COST $14,727)                                                       14,394
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT -- 0.3%
    Province of Manitoba
        4.250%, 11/20/06                                        250         249
--------------------------------------------------------------------------------
    TOTAL FOREIGN GOVERNMENT (COST $253)                                    249
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 3.4%
      Federated Prime Cash
        Obligations Fund,3.70%*                           1,323,979       1,324
      SEI Daily Income Trust
        Prime Obligation Fund,3.74%*                      1,482,502       1,483
--------------------------------------------------------------------------------
    TOTAL CASH EQUIVALENTS (COST $2,807)                                  2,807
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 98.9% (COST $84,744)+                         $ 83,376
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $84,277 (000s).

* Rate shown is the 7-day yield as of October 31, 2005.

(A) The rate shown represents the security's effective yield at time of purchase.

Cl -- Class

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

LLC -- Limited Liability Company

MBIA -- Municipal Bond Investors Assurance

MTN -- Medium Term Note

Ser -- Series

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2005, the value of these securities amounted to $1,893 (000s), representing 2.2% of the Net Assets of the Fund. This security has been deemed liquid by the Board of Trustees.

Amounts designated as "--" are either $0 or have been rounded to $0.

+ At October 31, 2005, the tax basis cost of the Fund's investments was $84,744, and the unrealized appreciation and depreciation were $252 and $(1,620), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information regarding the Fu nd's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                                  SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.6%
    Aerospace & Defense -- 3.9%
      Boeing                                                  20,000   $  1,293
      Goodrich                                                31,000      1,118
      Rockwell Collins                                        26,000      1,191
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                             3,602
--------------------------------------------------------------------------------
    Agriculture -- 1.4%
      Monsanto                                                20,000      1,260
--------------------------------------------------------------------------------
    TOTAL AGRICULTURE                                                     1,260
--------------------------------------------------------------------------------
    Automotive -- 1.1%
      Paccar                                                  15,000      1,050
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                                      1,050
--------------------------------------------------------------------------------
    Banks -- 13.4%
      Bank of America                                         20,000        875
      Bank of Hawaii                                          26,000      1,336
      Golden West Financial                                   14,000        822
      Keycorp                                                 30,000        967
      Marshall & Ilsley                                       21,000        902
      Northern Trust                                          28,000      1,501
      PNC Financial Services Group                            22,000      1,336
      SunTrust Banks                                          14,000      1,015
      US Bancorp                                              48,000      1,420
      Wachovia                                                23,000      1,162
      Washington Mutual                                       29,000      1,148
--------------------------------------------------------------------------------
    TOTAL BANKS                                                          12,484
--------------------------------------------------------------------------------
    Building & Construction -- 2.8%
      D.R. Horton                                             40,000      1,228
      Pulte Homes                                             36,000      1,360
--------------------------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                                         2,588
--------------------------------------------------------------------------------
    Chemicals -- 2.9%
      Church & Dwight                                         37,000      1,297
      Lubrizol                                                33,000      1,372
--------------------------------------------------------------------------------
    TOTAL CHEMICALS                                                       2,669
--------------------------------------------------------------------------------
    Coal Mining -- 2.5%
      Peabody Energy                                          30,000      2,345
--------------------------------------------------------------------------------
    TOTAL COAL MINING                                                     2,345
--------------------------------------------------------------------------------
    Electrical Utilities -- 6.1%
      Constellation Energy Group                              23,000      1,260
      MDU Resources Group                                     41,000      1,352
      PPL                                                     44,000      1,379
      TXU                                                     17,000      1,713
--------------------------------------------------------------------------------
    TOTAL ELECTRICAL UTILITIES                                            5,704
--------------------------------------------------------------------------------
    Financial Services -- 6.1%
      American Express                                        16,000        796
      Bear Stearns                                            10,000      1,058
      Equifax                                                 37,000      1,276
      Goldman Sachs Group                                     10,000      1,264
      Lehman Brothers Holdings                                11,000      1,316
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                              5,710
--------------------------------------------------------------------------------
    Food, Beverage & Tobacco -- 1.5%
      Hormel Foods                                            43,000      1,367
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                        1,367
--------------------------------------------------------------------------------
    Gas & Natural Gas -- 6.1%
      AGL Resources                                           36,000      1,267
      Oneok                                                   45,000      1,293
      Questar                                                 21,000      1,654
      Sempra Energy                                           34,000      1,506
--------------------------------------------------------------------------------
    TOTAL GAS & NATURAL GAS                                               5,720
--------------------------------------------------------------------------------
    Household Products -- 1.1%
      Energizer Holdings*                                     20,000      1,010
--------------------------------------------------------------------------------
    TOTAL HOUSEHOLD PRODUCTS                                              1,010
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                                  SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Industrials -- 3.1%
      Cummins                                                 15,000   $  1,281
      Nucor                                                   26,000      1,556
--------------------------------------------------------------------------------
    TOTAL INDUSTRIALS                                                     2,837
--------------------------------------------------------------------------------
    Insurance -- 10.7%
      Allstate                                                21,000      1,109
      Chubb                                                   15,000      1,395
      Cigna                                                   13,000      1,506
      Hartford Financial
        Services Group                                        18,000      1,435
      Metlife*                                                30,000      1,482
      St. Paul Travelers                                      32,000      1,441
      WR Berkley                                              36,000      1,573
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                                       9,941
--------------------------------------------------------------------------------
    Manufacturing -- 3.9%
      Ingersoll-Rand Ltd., Cl A                               26,000        983
      Teleflex                                                23,000      1,522
      VF                                                      21,000      1,097
--------------------------------------------------------------------------------
    TOTAL MANUFACTURING                                                   3,602
--------------------------------------------------------------------------------
    Medical Products & Services -- 3.1%
      Aetna                                                   18,000      1,594
      Triad Hospitals*                                        31,000      1,275
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                                     2,869
--------------------------------------------------------------------------------
    Metals & Mining -- 3.4%
      Phelps Dodge                                            14,000      1,687
      Precision Castparts                                     32,000      1,515
--------------------------------------------------------------------------------
    TOTAL METALS & MINING                                                 3,202
--------------------------------------------------------------------------------
    Paper & Paper Products -- 0.9%
      Louisiana-Pacific                                       35,000        873
--------------------------------------------------------------------------------
    TOTAL PAPER & PAPER PRODUCTS                                            873
--------------------------------------------------------------------------------
    Petroleum & Fuel Products -- 6.4%
      Anadarko Petroleum                                      15,000      1,361
      Burlington Resources                                    25,000      1,805
      Marathon Oil                                            22,000      1,323
      Occidental Petroleum                                    19,000      1,499
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                                       5,988
--------------------------------------------------------------------------------
    Petroleum Refining -- 3.1%
      ConocoPhillips                                          24,000      1,569
      Exxon Mobil                                             24,000      1,347
--------------------------------------------------------------------------------
    TOTAL PETROLEUM REFINING                                              2,916
--------------------------------------------------------------------------------
    Printing & Publishing -- 1.4%
      RR Donnelley & Sons                                     38,000      1,331
--------------------------------------------------------------------------------
    TOTAL PRINTING & PUBLISHING                                           1,331
--------------------------------------------------------------------------------
    Retail -- 10.1%
      Federated Department
        Stores                                                19,000      1,166
      J.C. Penney                                             28,000      1,434
      Kroger*                                                 69,000      1,373
      McDonald's                                              42,000      1,327
      Nordstrom                                               42,000      1,455
      Office Depot*                                           49,000      1,349
      Sherwin-Williams                                        30,000      1,277
--------------------------------------------------------------------------------
    TOTAL RETAIL                                                          9,381
--------------------------------------------------------------------------------
    Telephones & Telecommunication -- 1.4%
      Alltel                                                  21,000      1,299
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                                  1,299
--------------------------------------------------------------------------------
    Transportation Services -- 1.5%
      Norfolk Southern                                        35,000      1,407
--------------------------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                                         1,407
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                                  SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Utilities -- 1.7%
      Exelon                                                  30,000   $  1,561
--------------------------------------------------------------------------------
    TOTAL UTILITIES                                                       1,561
--------------------------------------------------------------------------------
    TOTAL COMMON STOCK (COST $71,883)                                    92,716
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.4%
      SEI Daily Income Trust
        Prime Obligation Fund, 3.74%**                       368,659        369
--------------------------------------------------------------------------------
    TOTAL CASH EQUIVALENT (COST $369)                                       369
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.0% (COST $72,252)+                        $ 93,085
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $93,086 (000s).

* Non-income producing security.

** Rate shown is the 7-day yield as of October 31, 2005.

Cl -- Class

Ltd. -- Limited

+ At October 31, 2005, the tax basis cost of the Fund's investments was $72,252, and the unrealized appreciation and depreciation were $22,615 and $(1,782), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                              OCTOBER 31,2005 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                                   SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%
    Aerospace & Defense -- 1.1%
      United Technologies                                     14,000   $    718
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                               718
--------------------------------------------------------------------------------
    Automotive -- 2.8%
      Adesa                                                   40,000        856
      Harsco                                                  16,000      1,028
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                                      1,884
--------------------------------------------------------------------------------
    Building & Construction -- 3.6%
      KB Home                                                 20,000      1,307
      Lennar, Cl A                                            20,000      1,112
--------------------------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                                         2,419
--------------------------------------------------------------------------------
    Communications Equipment -- 3.1%
      L-3 Communications Holdings                             12,000        934
      Motorola                                                50,000      1,108
--------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                                        2,042
--------------------------------------------------------------------------------
    Computer Software -- 4.5%
      Adobe Systems                                           33,000      1,064
      McAfee*                                                 32,000        961
      Transaction Systems Architects*                         37,000      1,000
--------------------------------------------------------------------------------
    TOTAL COMPUTER SOFTWARE                                               3,025
--------------------------------------------------------------------------------
    Computers & Services -- 7.2%
      Autodesk                                                44,000      1,986
      Fiserv*                                                 23,000      1,005
      Jabil Circuit*                                          32,000        955
      Oracle*                                                 70,000        887
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                                            4,833
--------------------------------------------------------------------------------
    Consumer Products -- 2.5%
      Nike, Cl B                                              12,000      1,009
      Timberland, Cl A*                                       23,000        647
--------------------------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS                                               1,656
--------------------------------------------------------------------------------
    Financial Services -- 1.6%
      Moody's                                                 20,000      1,065
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                              1,065
--------------------------------------------------------------------------------
    Food, Beverage & Tobacco -- 1.3%
      Constellation Brands, Cl A*                             36,000        847
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                          847
--------------------------------------------------------------------------------
    Hotels & Lodging -- 1.5%
      Boyd Gaming                                             25,000      1,031
--------------------------------------------------------------------------------
    TOTAL HOTELS & LODGING                                                1,031
--------------------------------------------------------------------------------
    Insurance -- 4.9%
      Humana*                                                 25,000      1,110
      Progressive                                             10,000      1,158
      Prudential Financial                                    14,000      1,019
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                                       3,287
--------------------------------------------------------------------------------
    Machinery -- 1.4%
      Caterpillar                                             18,000        947
--------------------------------------------------------------------------------
    TOTAL MACHINERY                                                         947
--------------------------------------------------------------------------------
    Manufacturing -- 3.3%
      Coach*                                                  40,000      1,287
      Timken                                                  33,000        936
--------------------------------------------------------------------------------
    TOTAL MANUFACTURING                                                   2,223
--------------------------------------------------------------------------------
    Medical Products & Services -- 14.6%
      Barr Pharmaceuticals*                                   20,000      1,149
      C.R. Bard                                               13,000        811
      Coventry Health Care*                                   22,500      1,215
      Express Scripts*                                        20,000      1,508
      HCA                                                     14,000        675
      Johnson & Johnson                                       12,000        751
      LifePoint Hospitals*                                    22,000        860
      Quest Diagnostics                                       10,000        467
      UnitedHealth Group                                      22,000      1,274

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                                   SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Medical Products & Services -- continued
      WellPoint*                                              14,000   $  1,045
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                                     9,755
--------------------------------------------------------------------------------
    Petroleum & Fuel Products -- 7.3%
      Apache                                                  14,000        894
      Kerr-McGee                                              13,000      1,106
      Newfield Exploration*                                   22,000        997
      XTO Energy                                              42,666      1,854
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                                       4,851
--------------------------------------------------------------------------------
    Petroleum Refining -- 6.1%
      Chevron                                                 15,000        856
      Sunoco                                                  22,000      1,639
      Valero Energy                                           15,000      1,579
--------------------------------------------------------------------------------
    TOTAL PETROLEUM REFINING                                              4,074
--------------------------------------------------------------------------------
    Racetracks -- 1.2%
      International Speedway, Cl A                            15,000        775
--------------------------------------------------------------------------------
    TOTAL RACETRACKS                                                        775
--------------------------------------------------------------------------------
    Retail -- 15.8%
      Abercrombie & Fitch, Cl A                               14,000        728
      Advance Auto Parts*                                     22,500        844
      American Eagle Outfitters                               46,000      1,083
      Autozone*                                               13,000      1,052
      Best Buy                                                25,000      1,106
      CVS                                                     36,000        879
      Darden Restaurants                                      32,000      1,037
      Home Depot                                              22,000        903
      Lowe's                                                  15,000        912
      Urban Outfitters*                                       40,000      1,133
      Williams-Sonoma*                                        22,000        860
--------------------------------------------------------------------------------
    TOTAL RETAIL                                                         10,537
--------------------------------------------------------------------------------
    Semi-Conductors & Instruments -- 6.2%
      Broadcom, Cl A*                                         24,000      1,019
      Intel                                                   40,000        940
      Nvidia*                                                 36,000      1,208
      Texas Instruments                                       34,000        970
--------------------------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                   4,137
--------------------------------------------------------------------------------
    Services -- 1.6%
      Robert Half International                               28,000      1,033
--------------------------------------------------------------------------------
    TOTAL SERVICES                                                        1,033
--------------------------------------------------------------------------------
    Telephones & Telecommunication -- 2.7%
      Harris                                                  27,000      1,110
      Sprint Nextel                                           30,000        699
--------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                                  1,809
--------------------------------------------------------------------------------
    Transportation Services -- 3.0%
      Burlington Northern Santa Fe                            17,000      1,055
      CNF                                                     17,000        957
--------------------------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                                         2,012
--------------------------------------------------------------------------------
    Utilities -- 1.5%
      Ametek                                                  24,000        977
--------------------------------------------------------------------------------
    TOTAL UTILITIES                                                         977
--------------------------------------------------------------------------------
    TOTAL COMMON STOCK (COST $49,503)                                    65,937
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.2%
      SEI Daily Income Trust
        Prime Obligation Fund, 3.74%**                       774,550        775
--------------------------------------------------------------------------------
    TOTAL CASH EQUIVALENT (COST $775)                                       775
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.0% (COST $50,278)+                        $ 66,712
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $66,723 (000s).

SCHEDULE OF INVESTMENTS                              OCTOBER 31,2005 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Non-income producing security.

** Rate shown is the 7-day yield as of October 31, 2005.

Cl -- Class

+ At October 31, 2005, the tax basis cost of the Fund's investments was $50,278, and the unrealized appreciation and depreciation were $17,522 and $(1,088), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON BURKENROAD FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                                   SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.0%
    Aerospace & Defense -- 3.0%
      Armor Holdings*                                          7,000   $    313
      Petroleum Helicopters*                                   5,200        167
--------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                               480
--------------------------------------------------------------------------------
    Banks -- 7.0%
      Alabama National Bancorporation                          4,000        259
      Britton & Koontz Capital                                 8,359        169
      IBERIABANK                                               6,000        320
      Midsouth Bancorp                                         8,470        235
      Teche Holding                                            4,000        155
--------------------------------------------------------------------------------
    TOTAL BANKS                                                           1,138
--------------------------------------------------------------------------------
    Building & Construction -- 5.4%
      Craftmade International                                 15,000        311
      NCI Building Systems*                                    7,000        288
      WCI Communities*                                        11,000        275
--------------------------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                                           874
--------------------------------------------------------------------------------
    Building & Construction Supplies -- 1.7%
      Lennox International                                    10,000        279
--------------------------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION SUPPLIES                                  279
--------------------------------------------------------------------------------
    Commercial Services -- 2.0%
      Team*                                                   13,000        330
--------------------------------------------------------------------------------
    TOTAL COMMERCIAL SERVICES                                               330
--------------------------------------------------------------------------------
    Computers & Services -- 2.9%
      Computer Programs & Systems                              9,000        332
      InterVoice*                                             15,500        145
--------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                                              477
--------------------------------------------------------------------------------
    Consumer Products -- 1.6%
      Marine Products                                         28,000        267
--------------------------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS                                                 267
--------------------------------------------------------------------------------
    Correctional Institutions -- 1.3%
      Geo Group*                                              10,000        218
--------------------------------------------------------------------------------
    TOTAL CORRECTIONAL INSTITUTIONS                                         218
--------------------------------------------------------------------------------
    Drugs -- 1.2%
      First Horizon Pharmaceutical*                           13,000        188
--------------------------------------------------------------------------------
    TOTAL DRUGS                                                             188
--------------------------------------------------------------------------------
    Financial Services -- 1.6%
      First Cash Financial Services*                          10,000        262
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                                262
--------------------------------------------------------------------------------
    Food, Beverage & Tobacco -- 2.6%
      National Beverage*                                      30,000        222
      Sanderson Farms                                          6,000        207
--------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                          429
--------------------------------------------------------------------------------
    Forestry -- 2.0%
      Deltic Timber                                            7,000        322
--------------------------------------------------------------------------------
    TOTAL FORESTRY                                                          322
--------------------------------------------------------------------------------
    Gas & Natural Gas -- 1.9%
      EnergySouth                                             11,000        313
--------------------------------------------------------------------------------
    TOTAL GAS & NATURAL GAS                                                 313
--------------------------------------------------------------------------------
    Insurance -- 1.5%
      Infinity Property & Casualty                             6,500        242
--------------------------------------------------------------------------------
    TOTAL INSURANCE                                                         242
--------------------------------------------------------------------------------
    Leasing & Renting -- 0.9%
      Aaron Rents                                              7,000        138
--------------------------------------------------------------------------------
    TOTAL LEASING & RENTING                                                 138
--------------------------------------------------------------------------------
    Medical Products & Services -- 3.6%
      Matria Healthcare*                                       8,000        269
      Pediatrix Medical Group*                                 4,000        308
--------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                                       577
--------------------------------------------------------------------------------
    Metals & Mining -- 3.8%
      Chaparral Steel*                                         3,000         75

--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                                   SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Metals & Mining -- continued
      Commercial Metals                                       10,000   $    318
      Quanex                                                   4,000        231
--------------------------------------------------------------------------------
    TOTAL METALS & MINING                                                   624
--------------------------------------------------------------------------------
    Office Furniture & Fixtures -- 1.5%
      Global Imaging Systems*                                  6,800        242
--------------------------------------------------------------------------------
    TOTAL OFFICE FURNITURE & FIXTURES                                       242
--------------------------------------------------------------------------------
    Petroleum & Fuel Products -- 19.7%
      Cabot Oil & Gas                                          6,000        275
      Callon Petroleum*                                       16,000        293
      Cimarex Energy*                                          5,000        196
      Denbury Resources*                                       7,000        305
      Energy Partners Ltd.*                                   12,000        304
      Gulf Island Fabrication                                 12,000        321
      KCS Energy*                                             14,000        338
      Lone Star Technologies*                                  6,000        275
      RPC                                                     13,000        357
      Stone Energy*                                            6,000        275
      Superior Energy Services*                               13,000        265
--------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                                       3,204
--------------------------------------------------------------------------------
    Real Estate Investment Trust -- 3.4%
      EastGroup Properties                                     6,000        262
      Parkway Properties                                       6,000        282
--------------------------------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUST                                      544
--------------------------------------------------------------------------------
    Research & Development -- 3.7%
      SFBC International*                                      7,000        298
      Shaw Group*                                             11,000        295
--------------------------------------------------------------------------------
    TOTAL RESEARCH & DEVELOPMENT                                            593
--------------------------------------------------------------------------------
    Retail -- 9.3%
      Hibbett Sporting Goods*                                 13,000        341
      Landry's Restaurants                                     8,000        220
      MarineMax*                                              10,000        247
      Sonic*                                                  10,000        290
      Stein Mart                                              15,000        275
      Tuesday Morning                                          6,000        144
--------------------------------------------------------------------------------
    TOTAL RETAIL                                                          1,517
--------------------------------------------------------------------------------
    Services -- 3.7%
      Gevity HR                                               12,000        309
      Rollins                                                 15,000        285
--------------------------------------------------------------------------------
    TOTAL SERVICES                                                          594
--------------------------------------------------------------------------------
    Transportation Services -- 3.3%
      Frozen Food Express Industries*                         20,000        226
      Kirby*                                                   6,000        310
--------------------------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                                           536
--------------------------------------------------------------------------------
    Utilities -- 1.8%
      Cleco                                                   14,000        297
--------------------------------------------------------------------------------
    TOTAL UTILITIES                                                         297
--------------------------------------------------------------------------------
    Wholesale -- 3.6%
      Aviall*                                                  8,000        252
      SCP Pool                                                 9,000        324
--------------------------------------------------------------------------------
    TOTAL WHOLESALE                                                         576
--------------------------------------------------------------------------------
    TOTAL COMMON STOCK (COST $12,598)                                    15,261
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.7%
      Federated Prime Cash
         Obligations Fund, 3.70%**                           387,887        388
      SEI Daily Income Trust Prime
         Obligation Fund, 3.74%**                            376,832        377
--------------------------------------------------------------------------------
    TOTAL CASH EQUIVALENTS (COST $765)                                      765
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 98.7% (COST $13,363)+                         $ 16,026
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON BURKENROAD FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Percentages are based on Net Assets of $16,235 (000s).

* Non-income producing security.

**Rate shown is the 7-day yield as of October 31, 2005.

Ltd. -- Limited

+ At October 31, 2005, the tax basis cost of the Fund's investments was $13,363, and the unrealized appreciation and depreciation were $3,120 and $(457) , respectively. Cost and unrealized figures are shown with "000s" omitted.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Cirlce Fund II

By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President

Date: December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President

Date: December 22, 2005

By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: December 22, 2005

*   Print the name and title of each signing officer under his or her signature.